CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Profit before income taxes	¥ 26,188	¥ 44,376	¥ 57,169
Adjustments for:
Depreciation of property and equipment	818	441	526
Share-based compensation	689
Credit impairment losses	66,904	3,580	6,359
Operating profit before changes in working capital	94,599	48,397	64,054
Interest receivables	4,933	(19,487)	(16,443)
Loan receivables	(79,577)	(121,040)	(213,138)
Prepaid expenses and others	(555)	10,673	(10,713)
Advance from customers	(142)	(457)	(2,782)
Salary and benefit payable	(2,012)	1,254	406
Interest payable	1,310	602	(675)
Other payable	9,386	24,032	4,320
Net cash (used)/generated by operating activities	27,942	(56,026)	(174,971)
Income tax paid	(676)	(14,393)	(21,459)
Net cash (used)/generated by operating activities	27,266	(70,419)	(196,430)
Cash flow from investing activities
Payment for intangible asset	(9)
Payment for property and equipment	(18,376)
Prepayment for property		(14,928)
Net cash used in investing activities	(18,385)	(14,928)
Cash flow from financing activities
Share issuance expenses		(15,627)
Proceeds received from issuing capital			195,000
Proceeds received from related party loans	88,000
Repayments of related party loans	(8,500)
Proceeds received from shareholders loans	5,000	52,600	50,000
Repayment of shareholder loan	(5,000)	(42,600)	(60,000)
Proceeds received from loan payable	308,629	363,700	336,240
Repayments of loan payable	(414,924)	(347,800)	(274,990)
Payments of dividends			(18,770)
Net cash generated/(used) by financing activities	(26,795)	10,273	227,480
Net increase/(decrease) in cash and cash equivalents	(17,914)	(75,074)	31,050
Cash and cash equivalents at beginning of year	21,717	96,791	65,741
Exchange losses on cash and cash equivalents	(615)
Cash and cash equivalents at end of year	3,188	21,717	96,791
Net cash (used)/generated by operating activities include
Interest received	98,185	107,086	89,222
Interest paid	(25,769)	(27,202)	(24,984)
Foreclosure of a pledged property	¥ (18,000)